SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of summary of significant accounting policies [abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements
The following table summarizes the main exchange rates used for the preparation of the Interim Financial Statements:

		Average rates		Closing rates
Foreign exchange rate for 1 Euro		Six months ended June 30,		At June 30,	At December 31,
		2023	2022	2023	2022
U.S. Dollars	USD	1.0805	1.0924	1.0866	1.0666
Swiss Francs	CHF	0.9855	1.0317	0.9788	0.9847
Czech Koruna	CZK	23.6858	24.6445	23.7420	24.1160